John H. Lively
The Law Offices of John H. Lively & Associates, Inc .
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway
Leawood, KS 66221
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

December 9, 2016 Securities and Exchange Commission Filing Desk 100 F Street, N.E. Washington, D.C. 20549

RE: Proxy Statement on Schedule 14A for PFS Funds (the “Trust”) (File Nos. 811-09781 and 333-94671)

Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Trust, on behalf of its series Christopher Weil & Co. Core Investment Fund (the “Fund”), please find a proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934. The Trust is filing the proxy statement to solicit shareholder vote on a proposal to approve modifications to certain investment strategies and the diversification policy for the Fund.

     If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely, /s/ John H. Lively John H. Lively